Schedule of share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total	¥ 8,650	¥ 8,974	¥ 3,474
Research and Development Expenses [Member]
Total	6,396	6,292	1,972
Selling and Marketing Expenses [Member]
Total	1,115	1,376	818
General And Administrative Expenses [Member]
Total	¥ 1,139	¥ 1,306	¥ 684